Share-based payments - Movements of share options (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) EquityInstruments ¥ / shares	Dec. 31, 2022 EquityInstruments CNY (¥) ¥ / shares	Dec. 31, 2021 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement
At the beginning of the year | ¥	10,137,344
At the end of the year | ¥	8,141,810	10,137,344
Disclosure of number and weighted average remaining contractual life of outstanding share options
Weighted-average exercise price | ¥ / shares	¥ 18.02	¥ 21.00
Weighted-average remaining contractual life	4 years 2 months 19 days	5 years 3 months 10 days
Stock options
Disclosure of terms and conditions of share-based payment arrangement
At the beginning of the year	10,137,344	12,725,995	19,459,994
Exercised		(621,930)	(5,181,306)
Forfeited	(1,995,534)	(1,966,721)	(1,552,693)
At the end of the year	8,141,810	10,137,344	12,725,995